LIABILITIES AND DEBT- Merchant Advances (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LIABILITIES AND DEBT
Exercise price per share	$ 95
Merchant Advance from Shopify Capital
LIABILITIES AND DEBT
Secured Debt	$ 293,635
Proceeds from debt	502,051
Repayments	208,416
Merchant Advances
LIABILITIES AND DEBT
Secured Debt	257,110	$ 896,334
Net proceeds	1,692,748	1,335,360
Repayments of debt	$ 2,331,972	$ 1,078,385
Warrants issued	6,095
Exercise price per share	$ 131.25